Investments in Affiliates - Vessel owning subsidiaries of Gemini (Details) - item	Dec. 31, 2023	Jul. 01, 2021
Suez Canal
Schedule of Equity Method Investments [Line Items]
TEU	5,610
Kota Lima (ex Genoa)
Schedule of Equity Method Investments [Line Items]
TEU	5,544
Catherine C
Schedule of Equity Method Investments [Line Items]
TEU	6,422
Leo C
Schedule of Equity Method Investments [Line Items]
TEU	6,422
Belita
Schedule of Equity Method Investments [Line Items]
TEU	8,533
Gemini Shipholdings Corporation | Suez Canal
Schedule of Equity Method Investments [Line Items]
TEU		5,610
Gemini Shipholdings Corporation | Kota Lima (ex Genoa)
Schedule of Equity Method Investments [Line Items]
TEU		5,544
Gemini Shipholdings Corporation | Catherine C
Schedule of Equity Method Investments [Line Items]
TEU		6,422
Gemini Shipholdings Corporation | Leo C
Schedule of Equity Method Investments [Line Items]
TEU		6,422
Gemini Shipholdings Corporation | Belita
Schedule of Equity Method Investments [Line Items]
TEU		8,533